Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions for All Awards Issued

The table below includes the assumptions for all awards issued:

	2016	2015	2014
SOs
Risk-free interest rate	—	1.1%	1.1%
Dividend yield 1)	—	2.3%	2.3%
Expected life in years	—	3.4	3.9
Expected volatility	—	24.0%	28.0%

PSs and RSUs
Dividend yield	2.2%	—	—

1)	The dividend yield assumption is used for both SOs and the RSUs granted in 2015 and 2014.

Schedule of Number of Restricted Stock Units and Performance Shares

Information on the number of RSUs and PSs related to the Plan during the period of 2014 to 2016 is as follows.

RSUs	2016	2015	2014
Weighted average fair value at grant date	$100.77	$105.87	$88.54

Outstanding at beginning of year	204,552	198,285	204,277
Granted	71,870	74,908	64,223
Shares issued	(66,651)	(58,186)	(56,184)
Cancelled/Forfeited/Expired	(21,277)	(10,455)	(14,031)

Outstanding at end of year	188,494	204,552	198,285

PSs	2016	2015	2014
Weighted average fair value at grant date	$98.57	N/A	N/A
Outstanding at beginning of year	—	N/A	N/A
Granted	143,740	N/A	N/A
Shares issued	—	N/A	N/A
Cancelled/Forfeited/Expired	(5,192)	N/A	N/A
Outstanding at end of year	138,548	N/A	N/A

Schedule of Options Exercisable

Information on the number of SOs related to the Plan during the period of 2014 to 2016 is as follows.

SOs	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2013	831,701	$59.20
Granted	192,665	94.87
Exercised	(471,732)	60.78
Cancelled/Forfeited/Expired	(13,809)	66.23

Outstanding at Dec 31, 2014	538,825	$70.38
Granted	187,996	113.51
Exercised	(244,182)	68.82
Cancelled/Forfeited/Expired	(9,588)	92.70

Outstanding at Dec 31, 2015	473,051	$87.88
Granted	—	—
Exercised	(51,084)	88.10
Cancelled/Forfeited/Expired	(10,858)	102.31

Outstanding at Dec 31, 2016	411,109	$87.47

OPTIONS EXERCISABLE
At December 31, 2014	349,190	$57.08
At December 31, 2015	290,487	$71.76
At December 31, 2016	254,842	$71.48

Summary of Stock Options Outstanding and Exercisable
The following summarizes information about stock options outstanding and exercisable at December 31, 2016:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	19,253	2.14	$16.31
$44.70 - $49.60	23,275	3.14	$44.70
$51.67 - $59.01	16,225	0.76	$54.37
$67.00 - $69.18	79,992	5.79	$68.41
$72.95 - $94.87	116,097	6.55	$90.50
$113.36 - $126.46	156,267	8.13	$113.54

	411,109	6.37	$87.47

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	19,253	2.14	$16.31
$44.70 - $49.60	23,275	3.14	$44.70
$51.67 - $59.01	16,225	0.76	$54.37
$67.00 - $69.18	79,992	5.79	$68.41
$72.95 - $94.87	116,097	6.55	$90.50
$113.36 - $126.46	—	—	—

	254,842	5.30	$71.48